Statements Of Operations And Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and development	$ 10,752		$ 7,514	$ 19,318	$ 15,037	$ 32,115	$ 25,862
General and administrative	3,591		1,120	4,857	2,349	4,819	3,904
Total operating expenses	14,343		8,634	24,175	17,386	36,934	29,766
Loss from operations	(14,343)		(8,634)	(24,175)	(17,386)	(36,934)	(29,766)
Other income and (expense):
Interest income	230		451	526	524	1,623	254
Interest expense	(26)		0	(26)	0
Total other income	204		451	500	524	1,623	254
Net loss and comprehensive loss	$ (14,139)	$ (9,536)	$ (8,183)	$ (23,675)	$ (16,862)	(35,311)	(29,512)
Net loss per share attributable to common stockholders, basic	$ (1.06)		$ (0.62)	$ (1.77)	$ (1.56)
Net loss per share attributable to common stockholders, diluted	$ (1.06)		$ (0.62)	$ (1.77)	$ (1.56)
Weighted-average shares used in computing net loss per share, basic	13,370,466		13,265,671	13,339,473	10,791,145
Weighted-average shares used in computing net loss per share, diluted	13,370,466		13,265,671	13,339,473	10,791,145
RENEO PHARMACEUTICALS INC [Member]
Operating expenses:
Research and development	$ 590		$ 14,400	$ 5,533	$ 25,389	56,613	37,705
General and administrative	5,774		6,639	10,396	11,771	26,440	16,143
Total operating expenses	6,364		21,039	15,929	37,160	83,053	53,848
Loss from operations	(6,364)		(21,039)	(15,929)	(37,160)	(83,053)	(53,848)
Other income and (expense):
Total other income	1,003		1,508	2,142	2,522	5,665	1,893
Net loss and comprehensive loss	(5,361)	$ (8,426)	(19,531)	(13,787)	(34,638)	(77,388)	(51,955)
Unrealized gain (loss) on short-term investments	(1)		(43)	(21)	12	51	(77)
Comprehensive loss	$ (5,362)		$ (19,574)	$ (13,808)	$ (34,626)	$ (77,337)	$ (52,032)
Net loss per share attributable to common stockholders, basic	$ (1.6)		$ (6.46)	$ (4.13)	$ (12.53)	$ 25.23	$ 21.21
Net loss per share attributable to common stockholders, diluted	$ (1.6)		$ (6.46)	$ (4.13)	$ (12.53)	$ 25.23	$ 21.21
Weighted-average shares used in computing net loss per share, basic		3,342,080	3,021,532	3,342,080	2,764,017	3,067,645	2,449,642
Weighted-average shares used in computing net loss per share, diluted	3,342,080		3,021,532	3,342,080	2,764,017	3,067,645	2,449,642